CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Net income	$ 1,077	¥ 88,542	¥ 72,607	¥ 40,937
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	62	5,121	7,663	13,499
Net change of defined benefit pension plans	(40)	(3,247)	(2,006)	7,125
Net change of foreign currency translation adjustments	(16)	(1,392)	(21,186)	(8,462)
Net change of unrealized gains (losses) on derivative instruments	(14)	(1,170)	(782)	(1,460)
Total other comprehensive income (loss)	(8)	(688)	(16,311)	10,702
Comprehensive Income (Loss)	1,069	87,854	56,296	51,639
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(10)	(849)	1,734	(306)
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	29	2,409	606	876
Comprehensive Income (Loss) Attributable to ORIX Corporation	$ 1,050	¥ 86,294	¥ 53,956	¥ 51,069